SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENT

21. SUBSEQUENT EVENT

The Group has evaluated all events and transactions that occurred after March 31, 2026 up through the date of these consolidated financial statements are available to be issued. There were no material subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.